Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstact]
Navios Group Loans

Navios Holdings loans	December 31, 2012	December 31, 2011
Loan Facility HSH Nordbank and Commerzbank A.G.	$41,659	$43,773
Revolver Facility HSH Nordbank and Commerzbank A.G.	4,428	7,810
Commerzbank A.G.	71,706	104,626
Dekabank Deutsche Girozentrale	—	75,000
Loan Facility Emporiki Bank ($130,000)	30,308	43,948
Loan Facility Emporiki Bank ($75,000)	32,000	34,750
Loan Facility Emporiki Bank ($40,000)	32,700	38,500
Loan Facility Emporiki Bank ($23,000)	20,203	20,884
Loan Facility Emporiki Bank ($23,000)	20,750	10,170
Loan DNB NOR Bank ($40,000)	30,394	37,082
Loan DNB NOR Bank ($66,500)	—	52,900
Loan Facility DVB Bank SE ($42,000)	39,325	—
Loan facility Cyprus Popular Bank Public Co. Ltd Bank	—	17,908
Unsecured bond	—	20,000
Senior notes	350,000	350,000
Ship mortgage notes	488,000	400,000
Total Navios Holdings loans	$1,161,473	$1,257,351

Navios Logistics loans	December 31, 2012	December 31, 2011
Senior notes	$200,000	$200,000
Other long-term loans	598	668
Total Navios Logistics loans	$200,598	$200,668

Total loans	December 31, 2012	December 31, 2011
Total borrowings	$1,362,071	$1,458,019
Less: unamortized discount	(3,859)	(4,462)
Less: current portion	(33,095)	(70,093)
Total long-term borrowings	$1,325,117	$1,383,464

Schedule Of Maturities Of Long Term Debt

Year	Amount in thousands of USD
2013	$33,095
2014	63,683
2015	22,457
2016	21,885
2017	529,230
2018 and thereafter	691,721
Total	$1,362,071